SIMPSON THACHER & BARTLETT LLP

425 LEXINGTON AVENUE

NEW YORK, N.Y. 10017-3954

(212) 455-2000

FACSIMILE (212) 455-2502

VIA EDGAR	February 14, 2013

Re:	Samson Resources Corporation, Samson Investment Company
and Subsidiary Guarantors
Registration Statement on Form S-4

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Ladies and Gentlemen:

On behalf of Samson Resources Corporation, a Delaware corporation (“Parent”), Samson Investment Company, a Nevada corporation (the “Issuer”), and the subsidiary guarantors (together with Parent, the “Guarantors” and, together with Parent and the Issuer, the “Registrants”), we hereby submit for filing by direct electronic transmission under the Securities Act of 1933, as amended (the “Securities Act”), a registration statement on Form S-4 (the “S-4 Registration Statement”), together with certain exhibits thereto, relating to the Issuer’s offer to exchange $2,250,000,000 aggregate principal amount of its 9.750% Senior Notes due 2020 (the “Exchange Notes”) for any and all of its outstanding unregistered 9.750% Senior Notes due 2020 (the “Outstanding Notes”), which were issued in a private offering in February 2012. The Outstanding Notes are, and the Exchange Notes will be, guaranteed by the Guarantors, who are also registrants under the S-4 Registration Statement.

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The Registrants are registering the exchange offer on the S-4 Registration Statement in reliance on the position of the Securities and Exchange Commission (the “Commission”) enunciated in Exxon Capital Holdings Corporation, available May 13, 1988 (“Exxon Capital”), Morgan Stanley & Co., Incorporated, available June 5, 1991 (regarding resales) and Shearman & Sterling, available July 2, 1993 (with respect to the participation of broker-dealers.) The Registrants have further authorized us to include the following representation to the Staff of the Commission:

1. The Registrants have not entered into any arrangement or understanding with any person to distribute the Exchange Notes and, to the best of each of the Registrants’ information and belief without independent investigation, each person participating in the exchange offer is acquiring the Exchange Notes in its ordinary course of business and is not engaged in, does not intend to engage in, and has no arrangement or understanding with any person to participate in, the distribution of the Exchange Notes. In this regard, the Registrants will disclose to each person participating in the exchange offer that if such person is participating in the exchange offer for the purpose of distributing the Exchange Notes, such person (i) could not rely on the Staff position enunciated in Exxon Capital or interpretive letters to similar effect and (ii) must comply with registration and prospectus delivery requirements of the Securities Act in connection with a secondary resale transaction. Each Registrant acknowledges that such a secondary resale transaction by such person participating in the exchange offer for the purpose of distributing the Exchange Notes should be covered by an effective registration statement containing the selling securityholder information required by Item 507 of Regulation S-K.

2. No broker-dealer has entered into any arrangement or understanding with the Registrants or an affiliate of the Registrants to distribute the Exchange Notes. The Registrants will disclose to each person participating in the exchange offer (through the exchange offer prospectus) that any broker-dealer who receives the Exchange Notes for its own account pursuant to the exchange offer may be a statutory underwriter and must deliver a prospectus meeting the requirements of the Securities Act in connection with any resale of those Exchange Notes. The Registrant will also include in the letter of transmittal to be executed by each holder participating in the exchange offer that each broker-dealer that receives the Exchange Notes for its own account pursuant to the exchange offer must acknowledge that it will deliver a prospectus meeting the requirements of the Securities Act in connection with any resale of those Exchange Notes and that by so acknowledging and delivering a prospectus, the broker-dealer will not be deemed to admit that it is an “underwriter” within the meaning of the Securities Act.

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The filing fee for the S-4 Registration Statement in the amount of $306,900 has previously been deposited by wire transfer of same day funds to the Commission’s account at US Bank.

If you have any questions on the above-referenced S-4 Registration Statement, please contact Edward P. Tolley III at (212) 455-3189 or David Azarkh at (212) 455-2462.

Very truly yours,

/s/ Simpson Thacher & Bartlett LLP

SIMPSON THACHER & BARTLETT LLP